Document and Entity Information	Sep. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Sep. 02, 2020
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 02, 2020
Document Effective Date	Sep. 02, 2020
Prospectus Date	Feb. 28, 2020
MainStay Candriam Emerging Markets Debt Fund | Class R6 | MAINSTAY FUNDS
Prospectus:
Trading Symbol	MGHDX
MainStay MacKay Convertible Fund | Class R6 | MAINSTAY FUNDS
Prospectus:
Trading Symbol	MCNDX
MainStay Epoch Capital Growth Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MECYX
MainStay Epoch International Choice Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	ICEDX
MainStay MacKay Growth Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	KLGDX
MainStay MacKay International Opportunities Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MYTDX
MainStay MacKay S&P 500 Index Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MYIDX
MainStay MacKay Short Duration High Yield Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MDHEX
MainStay MacKay Small Cap Core Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MOPDX
MainStay MacKay U.S. Equity Opportunities Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MYCDX
MainStay Short Term Bond Fund | Class R6 | MAINSTAY FUNDS TRUST
Prospectus:
Trading Symbol	MIXDX
MainStay MacKay Common Stock Fund | Class R6 | MAINSTAY FUNDS
Prospectus:
Trading Symbol	MCSDX
MainStay MAP Equity Fund | Class R6 | MAINSTAY FUNDS
Prospectus:
Trading Symbol	MMPDX